Investment In Navios Europe I And Navios Europe II	6 Months Ended
Jun. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investment in Navios Europe I and Navios Europe II
NOTE 14 - INVESTMENT IN NAVIOS EUROPE I AND NAVIOS EUROPE II
Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”) with a face amount of $173,367 and fair value of $70,930 as of June 30, 2016. In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).
On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a variable interest entity (“VIE”) and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I. Navios Partners further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.
As of June 30, 2016, the estimated maximum potential loss by Navios Partners in Navios Europe I would have been $1,343, which represents the Company's carrying value of the investment of $593 plus the Company's balance of the Navios Revolving Loans I of $750 and does not include the undrawn portion of the Navios Revolving Loans I.
As of June 30, 2016, the Navios Partners' portion of the Navios Revolving Loan I outstanding was $750. Income of $70 was recognized in the statement of operations under the caption of “Other income/ (expense), net” for the six months ended June 30, 2016. Income of $22 was recognized in the statement of operations under the caption of “Other income/ (expense), net” for the six month period ended June 30, 2015.
Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through March 31, 2016, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe II) (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $18,777as of June 30, 2016. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).
On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a variable interest entity (“VIE”) and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II. Navios Partners further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.
As of June 30, 2016, the estimated maximum potential loss by Navios Partners in Navios Europe II would have been $1,967, which represents the Company's carrying value of the investment of $746 plus the Company's balance of the Navios Revolving Loans II of $1,221 and does not include the undrawn portion of the Navios Revolving Loans II. As of June 30, 2016, the Navios Partners' portion of the Navios Revolving Loan II outstanding was $1,221. Income of $68 was recognized in the statement of operations under the caption of “Other income/ (expense), net” for the year ended June 30, 2016. For the six month period ended June 30, 2015, Navios Europe II had minimal operations and therefore, the Company did not record any equity method investee income/ (loss).